Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2021, the future annual minimum lease payments for operating leases are as follows:

Year	Total
2022	$4,330
2023	4,517
2024	4,625
2025	4,015
2026	3,030
Thereafter	5,772
Total future annual minimum lease payments	$26,289

Schedule of Rent Expense
The Company records rent expense on a straight-line basis over the life of the lease. The table below presents the rent expense under all leases for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
Rent expense on leases	$3,424	$1,091	$228

Lease Information
The following table summarizes total lease costs for the period. As the Company adopted ASC 842 as of January 1, 2022, rent expense recognized in accordance with ASC 840 is reported as operating lease cost for the comparative period in 2021.

	Three Months Ended
	March 31, 2022	March 31, 2021
Operating lease costs	$723	$811
Variable lease costs	—	—
Short-term lease costs	94	—
Total lease costs	$817	$811
The following table presents other supplemental information related to the Company’s operating leases:

Three Months Ended
March 31, 2022
Cash paid for operating lease liabilities	$607
Right-of-use assets obtained in exchange for new lease liabilities	3,629

Weighted average remaining lease term (in years)	3.2
Weighted average discount rate	4.2%

Supplemental Balance Sheet Information
The following table presents supplemental balance sheet information related to the Company’s operating leases:

	March 31, 2022	December 31, 2021
Right-of-use assets	$12,985	$—

Short-term lease liabilities	$2,871	$—
Long-term lease liabilities	10,373	—
Total lease liabilities	$13,244	$—

Schedule of Future Minimum Rental Payments for Operating Leases	As of March 31, 2022, the future annual minimum lease payments for operating lease liabilities are as follows:

Year	Total
Remainder of 2022	$2,183
2023	3,068
2024	2,850
2025	2,266
2026	1,631
Thereafter	3,183
Total lease payments	$15,181
Less: imputed interest	1,937
Present value of operating lease liabilities	$13,244